Schedule of Assets Held for Sale (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets Held For Sale
Beginning balance	$ 1,479,429
Additions		3,036,216
Reclassified to oil and gas properties	(172,112)
Proceeds on sale of assets held for sale	(629,523)
Loss on impairment and sale of assets held for sale	(132,737)	(1,556,787)
Foreign currency translation	(157,260)
Ending balance	$ 387,797	$ 1,479,429